30 Rockefeller Plaza New York, NY 10112-2200 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

KEVIN M. BOPP

kevin.bopp@dechert.com +1 212 641 5691 Direct +1 212 698 3599 Fax

February 14, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:        THE HARTFORD SERIES FUND, INC., FILE NOS. 333-45431/811-08629

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Series Fund, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 67 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”), marked to indicate the changes effected in the Registration Statement by the Amendment.

The Amendment contains two prospectuses (one applicable to Class IA shares and one applicable to Class IB shares) and one combined statement of additional information (applicable to Class IA and Class IB shares), and is being filed in connection with the Company’s annual update of its Registration Statement to update certain financial information and make other changes to the Company’s disclosure documents.

Very truly yours,

/s/ Kevin M. Bopp
Kevin M. Bopp

cc: John V. O’Hanlon

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